TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectuses

and Statement of Additional Information

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Transamerica Goldman Sachs Managed Risk – Balanced ETF VP

Transamerica Goldman Sachs Managed Risk – Conservative ETF VP

Transamerica Goldman Sachs Managed Risk – Growth ETF VP

The following hereby replaces the corresponding information in the Prospectus and Summary Prospectuses for Transamerica Goldman Sachs Managed Risk – Balanced ETF VP, Transamerica Goldman Sachs Managed Risk – Conservative ETF VP and Transamerica Goldman Sachs Managed Risk – Growth ETF VP under the sections entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Goldman Sachs Asset Management, L.P.
Portfolio Managers:
Neill Nuttall	Portfolio Manager	since November 2022
Alexandra Wilson-Elizondo	Portfolio Manager	since November 2022
Siwen Wu	Portfolio Manager	since November 2022

The following hereby replaces the information in the Prospectus for Transamerica Goldman Sachs Managed Risk – Balanced ETF VP, Transamerica Goldman Sachs Managed Risk – Conservative ETF VP and Transamerica Goldman Sachs Managed Risk - Growth ETF VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Neill Nuttall	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the portfolio since 2022; Managing Director and Chief Investment Officer of Multi-Asset Solutions; employed with Goldman Sachs Asset Management, L.P. since 2014
Alexandra Wilson-Elizondo	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the portfolio since 2022; Managing Director and Deputy Chief Investment Officer of Multi-Asset Solutions; employed with Goldman Sachs Asset Management, L.P. since 2021; prior to 2021, employed by MacKay Shields since 2015
Siwen Wu	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the portfolio since 2022; Vice President Multi-Asset Solutions; employed with Goldman Sachs Asset Management, L.P. since 2014

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The following hereby replaces the corresponding information in the Statement of Additional Information for Transamerica Goldman Sachs Managed Risk – Balanced ETF VP, Transamerica Goldman Sachs Managed Risk – Conservative ETF VP and Transamerica Goldman Sachs Managed Risk - Growth ETF VP under the section in Appendix B entitled “Portfolio Managers – Goldman Sachs Asset Management, L.P. (“GSAM”)”:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Neill Nuttall	32	$26.76 billion	28	$10.91 billion	132	$126.19 billion
Alexandra Wilson-Elizondo	28	$24.43 billion	0	$0	0	$0
Siwen Wu	22	$12.05 billion	5	$2.58 billion	0	$0

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Neill Nuttall	0	$0	0	$0	2	$3.30 billion
Alexandra Wilson-Elizondo	0	$0	0	$0	0	$0
Siwen Wu	0	$0	0	$0	0	$0

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Investors Should Retain this Supplement for Future Reference

November 13, 2023